COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Future minimum lease commitments under non-cancelable operating leases are as follows:
Operating lease expense	$ 25